Consolidated Balance Sheets (fuboTV Inc.) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CURRENT ASSETS:
Cash and cash equivalents	$ 81	$ 7,624	$ 31
Accounts receivable, net of allowance for doubtful accounts of $NIL as of March 31, 2020, December 31, 2019 and 2018		8,904
Prepaid expenses	130	1,396
Total current assets	10,211	17,973	31
Property and equipment, net		335	14
TOTAL ASSETS	302,665	368,225	286,101
CURRENT LIABILITIES:
Accounts payable	3,406	36,373	2,475
Accrued expenses and other current liabilities - due to related parties	305	665	398
Total current liabilities	41,601	67,442	18,551
Long-term debt, net of current portion and issuance costs	55,130	43,982
TOTAL LIABILITIES	125,411	145,049	53,551
Commitments and contingencies (Note 6)
Convertible preferred stock, par value of $0.001 per share - 17,617,274, 17,617,274 and 12,478,579 shares authorized as of March 31, 2020, December 31, 2019 and 2018; 15,615,645, 15,615,645 and 12,087,594 shares issued and outstanding as of March 31, 2020 (unaudited), December 31, 2019 and 2018; aggregate liquidation preference of $247,946, 247,946 and $145,841 as of March 31, 2020 (unaudited), December 31, 2019 and 2018	463	462
SHAREHOLDERS' DEFICIT:
Common stock, par value of $0.001 per share- 22,612,225, 22,612,225 and 18,000,000 shares authorized as of March 31, 2020, December 31, 2019 and 2018; 2,162,187, 2,157,367 and 2,076,317 shares issued and outstanding as of March 31, 2020 (unaudited), December 31, 2019 and 2018, respectively	3	3	1
Accumulated deficit	(111,593)	(56,123)	(21,763)
TOTAL SHAREHOLDERS' DEFICIT	176,791	222,714	232,550
TOTAL LIABILITIES, CONVERTIBLE PREFERRED STOCK AND SHAREDHOLDERS' DEFICIT	302,665	368,225	286,101
fuboTV Inc. [Member]
CURRENT ASSETS:
Cash and cash equivalents	8,040	14,305	14,578
Accounts receivable, net of allowance for doubtful accounts of $NIL as of March 31, 2020, December 31, 2019 and 2018	5,831	5,805	3,697
Prepaid affiliate distribution agreements			242
Prepaid expenses		655	489
Other current assets		282	7
Prepaid expenses and other current assets	976	937
Total current assets	14,847	21,047	19,013
Property and equipment, net	2,042	2,148	2,628
Restricted cash	1,333	1,334	1,333
Other non-current assets	397	359	175
TOTAL ASSETS	18,619	24,888	23,149
CURRENT LIABILITIES:
Accounts payable	51,687	38,531	26,994
Accounts payable - due to related parties	14,811	7,649	4,696
Accrued expenses and other current liabilities	50,249	57,781	18,046
Accrued expenses and other current liabilities - due to related parties	34,109	25,615	12,738
Short-term debt	10,000
Current portion of long-term debt	5,625	5,000
Deferred revenue	8,809	9,507	4,500
Deferred rent	167	166	163
Total current liabilities	175,457	144,249	67,137
Long-term debt, net of current portion and issuance costs	18,007	19,871	24,828
Noncurrent deferred rent	1,174	1,215	1,372
TOTAL LIABILITIES	194,638	165,335	93,337
Commitments and contingencies (Note 6)
Convertible preferred stock, par value of $0.001 per share - 17,617,274, 17,617,274 and 12,478,579 shares authorized as of March 31, 2020, December 31, 2019 and 2018; 15,615,645, 15,615,645 and 12,087,594 shares issued and outstanding as of March 31, 2020 (unaudited), December 31, 2019 and 2018; aggregate liquidation preference of $247,946, 247,946 and $145,841 as of March 31, 2020 (unaudited), December 31, 2019 and 2018	247,241	247,241	145,484
SHAREHOLDERS' DEFICIT:
Common stock, par value of $0.001 per share- 22,612,225, 22,612,225 and 18,000,000 shares authorized as of March 31, 2020, December 31, 2019 and 2018; 2,162,187, 2,157,367 and 2,076,317 shares issued and outstanding as of March 31, 2020 (unaudited), December 31, 2019 and 2018, respectively	2	2	2
Additional paid-in capital	12,955	12,569	10,884
Accumulated deficit	(436,217)	(400,259)	(226,558)
TOTAL SHAREHOLDERS' DEFICIT	(423,260)	(387,688)	(215,672)
TOTAL LIABILITIES, CONVERTIBLE PREFERRED STOCK AND SHAREDHOLDERS' DEFICIT	$ 18,619	$ 24,888	$ 23,149